UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund

First Quarter Report — March 31, 2012

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, 5 stars for the five year period, and 4 stars for the ten year period ended March 31, 2012 among 662, 595, and 424 Mid-Cap Growth funds, respectively. Morningstar RatingTM is based on risk adjusted returns.

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 3.1% compared with the increase of 12.6% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the 3 Month U.S. Treasury Bill Index for the quarter was 0.02%.

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)					Since Inception 5/14/93
	Quarter	1 Year	5 Year	10 Year
AAA Shares (GABCX)	3.07%	2.88%	3.45%	4.33%	6.56%
Advisor Shares (GADVX)	3.10	2.67	3.20	4.20	6.49
S&P 500 Index	12.59	8.54	2.01	4.12	8.43(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.89	1.43	2.79(b)
3 Month U.S. Treasury Bill Index	0.02	0.04	0.97	1.74	3.12

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA and the Advisor Class Shares are 0.62% and 0.87%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

The Gabelli ABC Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 49.5%
	Aerospace — 6.5%
44,000	Exelis Inc.	$550,880
270,000	Goodrich Corp.	33,868,800
5,880	Kratos Defense & Security Solutions Inc.†	31,399

		34,451,079

	Automotive — 0.3%
110,000	Ford Motor Co.	1,373,900

	Automotive: Parts and Accessories — 0.1%
8,000	Midas Inc.†	91,840
10,000	Strattec Security Corp.	234,000
29,000	The Pep Boys - Manny, Moe & Jack	432,680

		758,520

	Broadcasting — 0.3%
10,000	Astral Media Inc., Cl. A	486,541
1,500	Astral Media Inc., Cl. B	80,049
9,000	Cogeco Inc.	489,408
10,000	Fisher Communications Inc.†	307,200
787	Granite Broadcasting Corp.†(a)	0
500	Liberty Media Corp. - Liberty Capital, Cl. A†	44,075
14,000	LIN TV Corp., Cl. A†	56,700
6,000	Salem Communications Corp., Cl. A	28,260

		1,492,233

	Business Services — 2.3%
12,000	Ascent Capital Group Inc., Cl. A†	567,480
27,000	Diebold Inc.	1,040,040
7,200	GTSI Corp.†	35,856
870,000	TNT Express NV	10,744,609

		12,387,985

	Cable and Satellite — 0.5%
5,000	AMC Networks Inc., Cl. A†	223,150
142,000	British Sky Broadcasting Group plc	1,535,381
30,000	Cablevision Systems Corp., Cl. A	440,400
7,001	DIRECTV, Cl. A†	345,429
5,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	17,005

		2,561,365

	Computer Software and Services — 5.8%
205,000	Convio Inc.†	3,171,350
8,000	eBay Inc.†	295,120
6,000	Fidelity National Information Services Inc.	198,720
4,000	Mentor Graphics Corp.†	59,440
4,400	Micro Focus International plc	33,289
1,000	Misys plc†	5,726
1,000	Orc Group AB†	12,999
2,000	RADVision Ltd.†	23,420
3,600	SanDisk Corp.†	178,524
548,000	Taleo Corp., Cl. A†	25,169,640

Shares		Market Value
115,000	Yahoo! Inc.†	$1,750,300

		30,898,528

	Consumer Products — 0.4%
1,000	Adams Golf Inc.†	10,730
33,000	Avon Products Inc.	638,880
30,000	Harman International Industries Inc.	1,404,300
12,000	Heelys Inc.†	26,400

		2,080,310

	Consumer Services — 0.5%
1,000	Advance America Cash Advance Centers Inc.	10,490
1,000	Dollar Thrifty Automotive Group Inc.†	80,910
3,000	Liberty Interactive Corp., Cl. A†	57,270
100,000	RSC Holdings Inc.†	2,259,000

		2,407,670

	Diversified Industrial — 2.5%
12,325	Flanders Corp.†	54,106
21,000	Fortune Brands Home & Security Inc.†	463,470
97,000	Handy & Harman Ltd.†	1,400,680
3,000	Honeywell International Inc.	183,150
20,000	ITT Corp.	458,800
30,000	Katy Industries Inc.†	18,000
3,000	Kaydon Corp.	76,530
1,000	MOCON Inc.	16,260
43,000	Myers Industries Inc.	634,250
265,000	National Patent Development Corp.†	789,700
150,000	Smiths Group plc.	2,523,992
3,000	Texas Industries Inc.	105,030
90,000	Tyco International Ltd.	5,056,200
92,000	Wavin NV†	1,282,226

		13,062,394

	Educational Services — 0.1%
70,000	Archipelago Learning Inc.†	778,400

	Electronics — 3.4%
500	Aleo Solar AG†	13,570
70,000	Alliance Semiconductor Corp.†	9,800
17,000	Emulex Corp.†	176,460
2,000	International Rectifier Corp.†	46,140
100,400	Laird plc	345,587
12,000	MoSys Inc.†	47,640
24,000	Pulse Electronics Corp.	60,240
5,000	Texas Instruments Inc.	168,050
216,500	Thomas & Betts Corp.†	15,568,515
78,000	Zygo Corp.†	1,526,460

		17,962,462

	Energy and Utilities — 5.9%
5,000	AGL Resources Inc.	196,100
3,600	Anadarko Petroleum Corp.	282,024
300	Apache Corp.	30,132

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
58,000	Atlas Energy LP	$1,913,997
7,000	Atlas Resource Partners LP†	195,090
69,350	Central Vermont Public Service Corp.	2,441,120
40,000	Cove Energy plc†	137,236
50,000	Dart Energy Ltd.†	15,538
335,000	Dragon Oil plc	3,343,570
120,000	Dynegy Inc.†	67,200
50,000	El Paso Corp.	1,477,500
36,000	Endesa SA	717,321
4,778	Ensco plc, ADR	252,900
1,500	EXCO Resources Inc.	9,945
3,200	Exxon Mobil Corp.	277,536
400,000	Flint Energy Services Ltd.†	9,993,483
42,000	GDF Suez†	56
29,000	GenOn Energy Inc.†	60,320
250,000	GenOn Energy Inc., Escrow†(a)	0
10,000	Great Plains Energy Inc.	202,700
15,000	Heritage Oil plc†	33,613
3,600	Hess Corp.	212,220
3,125	Iberdrola SA	17,742
1,000	Midway Energy Ltd.†	4,401
63,000	National Fuel Gas Co.	3,031,560
200	Newave Energy Holding SA†	12,075
30,000	NorthWestern Corp.	1,063,800
36,000	NRG Energy Inc.†	564,120
4,000	Occidental Petroleum Corp.	380,920
1,000	Origin Energy Ltd.	13,829
70,000	Progress Energy Inc.	3,717,700
10,000	Provident Energy Ltd.	120,708
9,450	Superior Energy Services Inc.†	249,102
4,500	TGC Industries Inc.†	44,640
1,000	Venoco Inc.†	10,840
1,000	Walter Energy Inc.	59,210
95,000	WesternZagros Resources Ltd.†	82,861

		31,233,109

	Entertainment — 0.3%
1,001	Chestnut Hill Ventures†(a)	85,623
2,000	Discovery Communications Inc., Cl. A†	101,200
2,000	Discovery Communications Inc., Cl. C†	93,760
17,000	Electronic Arts Inc.†	280,160
40,000	Take-Two Interactive Software Inc.†	615,400
3,000	The Madison Square Garden Co., Cl. A†	102,600
25,000	Vivendi SA	458,795

		1,737,538

	Equipment and Supplies — 0.9%
500,000	Gerber Scientific Inc., Escrow†(a)	5,000
2,624,800	Kverneland ASA†	4,816,570

Shares		Market Value
8,000	The L.S. Starrett Co., Cl. A	$103,600

		4,925,170

	Financial Services — 4.8%
129,000	AllianceBernstein Holding LP	2,013,690
1,500	Argo Group International Holdings Ltd.	44,805
33,000	Artio Global Investors Inc.	157,410
3,000	Citigroup Inc.	109,650
5,000	CNinsure Inc., ADR†	31,250
180,000	Delphi Financial Group Inc., Cl. A.	8,058,600
1,000	GlobeOp Financial Services SA	7,902
22,000	H&R Block Inc.	362,340
149,680	Harleysville Group Inc.	8,636,536
60,000	KKR & Co. LP	889,800
2,200	Leucadia National Corp.	57,420
4,000	M&T Bank Corp.	347,520
500	MasterCard Inc., Cl. A	210,270
4,000	NYSE Euronext	120,040
15,000	Oritani Financial Corp.	220,200
20,000	Pacific Capital Bancorp NA†	912,200
7,000	PNC Financial Services Group Inc.	451,430
1,000	Provident New York Bancorp	8,460
105,000	SLM Corp.	1,654,800
4,400	Steel Excel Inc.†	123,200
49,000	The Charles Schwab Corp.	704,130
3,900	The Goldman Sachs Group Inc.	485,043

		25,606,696

	Food and Beverage — 4.9%
20,000	Beam Inc.	1,171,400
2,000	Corn Products International Inc.	115,300
2,320,000	Parmalat SpA	5,795,436
5,500	Pernod-Ricard SA	575,094
25,000	Post Holdings Inc.†	823,250
30,000	Ralcorp Holdings Inc.†	2,222,700
12,201	Remy Cointreau SA	1,239,969
180,000	Sara Lee Corp.	3,875,400
623,600	Viterra Inc.	9,946,840

		25,765,389

	Health Care — 6.7%
500	Actelion Ltd.†	18,279
468	Allergan Inc.	44,661
4,000	ArthroCare Corp.†	107,400
1,400	Biogen Idec Inc.†	176,358
9,987	Grifols SA, ADR†	76,999
1,500	Illumina Inc.†	78,915
30,000	Indevus Pharmaceuticals Inc., Escrow†(a)	33,000
245,500	ISTA Pharmaceuticals Inc.†	2,211,955
500	Mead Johnson Nutrition Co.	41,240
28,000	Merck & Co. Inc.	1,075,200
770,000	Q-Med AB, Escrow†(a)	0
3,000	SeraCare Life Sciences Inc.†	11,940

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
260,000	Smith & Nephew plc	$2,634,517
6,000	Synthes Inc.(b)	1,040,877
145,300	Transcend Services Inc.†	4,264,555
1,000	UCB SA†	43,085
200,000	WuXi PharmaTech Cayman Inc., ADR†	2,880,000
225,000	Zoll Medical Corp.†	20,841,750

		35,580,731

	Hotels and Gaming — 0.1%
5,000	Churchill Downs Inc.	279,500
1,000	Great Wolf Resorts Inc.†	5,720
5,000	MGM Resorts International†	68,100

		353,320

	Materials — 0.0%
4,000	CIMPOR - Cimentos de Portugal SGPS SA	26,674
7,000	Neo Material Technologies Inc.†	78,741

		105,415

	Metals and Mining — 0.6%
20,000	Alcoa Inc.	200,400
2,600	Allegheny Technologies Inc.	107,042
20,000	Camino Minerals Corp.†	2,907
11,000	Commercial Metals Co.	163,020
5,000	Freeport-McMoRan Copper & Gold Inc.	190,200
10,000	Gold Fields Ltd., ADR	139,000
2,000	Jaguar Mining Inc.†	9,340
1,000	Lundin Mining Corp.†	4,481
14,000	Minefinders Corp.†	196,080
33,000	Newmont Mining Corp.	1,691,910
5,000	NovaGold Resources Inc.†	35,900
12,000	Pilot Gold Inc.†	21,776
11,000	Vulcan Materials Co.	470,030

		3,232,086

	Publishing — 0.0%
1,000	PagesJaunes Groupe	3,258

	Real Estate — 0.0%
500	American Tower Corp.	31,510
500	ECO Business-Immobilien AG†	3,501

		35,011

	Retail — 0.4%
1,000	Aaron’s Inc.†	25,900
9,500	Casey’s General Stores Inc.	526,870
4,000	Charming Shoppes Inc.†	23,600
32,000	Denny’s Corp.†	129,280
30,000	Macy’s Inc.	1,191,900
30,000	O’Charleys Inc.†	295,200
4,000	Pier 1 Imports Inc.†	72,720

Shares		Market Value
1,000	Saks Inc.†	$11,610

		2,277,080

	Semiconductors — 0.1%
2,500	LTX-Credence Corp.†	17,975
9,000	Novellus Systems Inc.†	449,190

		467,165

	Specialty Chemicals — 0.5%
500	Airgas Inc.	44,485
2,500	Georgia Gulf Corp.†	87,200
8,000	International Flavors & Fragrances Inc.	468,800
13,000	Monsanto Co.	1,036,880
1,000	SGL Carbon SE†	45,806
26,747	Solutia Inc.	747,311

		2,430,482

	Telecommunications — 1.2%
16,000	AboveNet Inc.†	1,324,800
300,000	Asia Satellite Telecommunications Holdings Ltd.(a)	734,011
24,500	BCE Inc.	981,470
18,000	CenturyLink Inc.	695,700
40,000	Corning Inc.	563,200
78,000	Portugal Telecom SGPS SA	424,335
1,000	SureWest Communications	22,550
3,000	Telegroup Inc.†(a)	0
4,609	Telephone & Data Systems Inc.	106,698
6,000	Verizon Communications Inc.	229,380
46,000	Xylem Inc.	1,276,500

		6,358,644

	Wireless Communications — 0.4%
14,000	Metricom Inc.†(a)	32
41,000	Motorola Mobility Holdings Inc.†	1,608,840
1,000	NII Holdings Inc.†	18,310
8,100	United States Cellular Corp.†	331,533
50,000	Winstar Communications Inc.†(a)	50

		1,958,765

	TOTAL COMMON STOCKS	262,284,705

	PREFERRED STOCKS — 0.0%
	Communications Equipment — 0.0%
	RSL Communications Ltd.,
1,000	0.750% Pfd.†(a)(b)(c)	0
2,000	0.750% Pfd., Ser. A†(a)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.(a)	0

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	PREFERRED STOCKS (Continued)
	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$249,120

	TOTAL PREFERRED STOCKS	249,120

	RIGHTS — 0.1%
	Health Care — 0.1%
110,600	Adolor Corp., expire 07/01/19†(a)	57,512
135,000	American Medical Alert Corp.†(a)	1,350
10,000	Clinical Data Inc., CVR, expire 04/14/18†(a)	9,500
385,000	Sanofi, CVR, expire 12/31/20†	519,750

	TOTAL RIGHTS	588,112

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	42

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12†(a)	0
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12†(a)	0

		0

	TOTAL WARRANTS	42

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.8%
	Aerospace — 0.0%
$100,000	GenCorp Inc., Sub. Deb. Cv. 4.063%, 12/31/39	107,000

	Computer Software and Services — 0.5%
2,800,000	SanDisk Corp., Cv. 1.000%, 05/15/13	2,807,000

	Diversified Industrial — 0.1%
200,000	Covanta Holding Corp., Cv. 3.250%, 06/01/14	230,750

	Wireless Communications — 0.2%
1,000,000	NII Holdings Inc., Cv. 3.125%, 06/15/12	1,006,250

	TOTAL CONVERTIBLE CORPORATE BONDS	4,151,000

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub.Deb., 5.250%, 02/15/13†(a)	2,250

Principal Amount		Market Value

	Energy and Utilities — 0.0%
$800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	$178,000

	Retail — 0.0%
500,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/12†(a)	2,500

	TOTAL CORPORATE BONDS	182,750

	U.S. GOVERNMENT OBLIGATIONS — 49.6%
262,737,000	U.S. Treasury Bills, 0.015% to 0.130%††, 04/19/12 to 08/16/12(d)	262,685,939

	TOTAL INVESTMENTS — 100.0% (Cost $522,573,940)	$530,141,668

	Aggregate tax cost	$523,821,826

	Gross unrealized appreciation	$19,593,807
	Gross unrealized depreciation	(13,273,965)

	Net unrealized appreciation/depreciation	$6,319,842

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS
11,032,916(e)	Deliver Canadian Dollars in exchange for United States Dollar 11,019,529(f)	04/27/12	$13,387
6,000,000(g)	Deliver Euros in exchange for United States Dollar 8,003,190(f)	04/27/12	(103,650)
23,360,400(h)	Deliver Norwegian Kroner in exchange for United States Dollar 4,097,696(f)	04/27/12	(65,383)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$(155,646)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $930,828 or 0.18% of total investments.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $1,040,877 or 0.20% of total investments.

(c)	Illiquid security.

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

(d)	At March 31, 2012, $26,635,000 of the principal amount was pledged as collateral for forward foreign exchange contracts.
(e)	Principal amount denoted in Canadian Dollars.
(f)	At March 31, 2012, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(g)	Principal amount denoted in Euros.
(h)	Principal amount denoted in Norwegian Krone.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$1,492,233	—	$0	$1,492,233
Energy and Utilities	31,233,109	—	0	31,233,109
Entertainment	1,651,915	—	85,623	1,737,538
Equipment and Supplies	4,920,170	—	5,000	4,925,170
Health Care	35,547,731	—	33,000	35,580,731
Telecommunications	5,624,633	—	734,011	6,358,644
Wireless Communications	1,958,715	—	50	1,958,765
Other Industries(a)	178,998,515	—	—	178,998,515
Total Common Stocks	261,427,021	—	857,684	262,284,705
Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Other Industries(a)	249,120	—	—	249,120
Total Preferred Stocks	249,120	—	0	249,120
Rights:
Health Care	519,750	—	68,362	588,112
Warrants:
Automotive: Parts and Accessories	42	—	—	42
Broadcasting	—	—	0	0
Total Warrants	42	—	0	42
Convertible Corporate Bonds (a)	—	$4,151,000	—	4,151,000
Corporate Bonds (a)	2,500	178,000	2,250	182,750
U.S. Government Obligations	—	262,685,939	—	262,685,939
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$262,198,433	$267,014,939	$928,296	$530,141,668
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward Foreign Exchange Contract	$—	$13,387	$—	$13,387
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	$—	$(169,033)	$—	$(169,033)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(155,646)	$—	$(155,646)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2012, refer to the Schedule of Investments.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2012, the Fund held no investments in equity contract for difference swap agreements.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

    Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at March 31, 2012 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than begin considered all short-term as under previous law.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli ABC Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio
Executive Officer,	Manager,
GAMCO Investors, Inc.	Gabelli-O’Connor Fixed
Income Mutual Fund
Management Co.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice	Medical Director,
President	Lawrence Hospital
and Chief Financial Officer,
KeySpan Corp.
Officers
Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer

Distributor

G.distributors, LLC

Custodian, Transfer Agent, and Dividend Disbursing

Agent

State Street Bank and Trust Company

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q112QR

The

Gabelli

ABC

Fund

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, 5 stars for the five year period, and 4 stars for the ten year period ended March 31, 2012 among 662, 595, and 424 Mid-Cap Growth funds, respectively. MorningstarTM is based on risk-adjusted returns.

FIRST QUARTER REPORT

MARCH 31, 2012

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.